Property and Equipment, Net (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 1,188	$ 153	$ 1,188	$ 2,380	$ 304	$ 1,387